Acquisitions And Other Business Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Other Business Arrangements [Abstract]
Amount Of FTC's Redeemable Noncontrolling Interest At Date Of Business Combination

(in millions)
Noncontrolling interest in contributed net assets	$693
Accretion to redeemable value	477

Redeemable noncontrolling interest at date of business combination	$1,170

Movement In Redeemable Noncontrolling Interest After Business Combination

(in millions)
Redeemable noncontrolling interest at date of business combination	$1,170
Share of net earnings	26
Dividend payments	(24)
Currency translation	16

Redeemable noncontrolling interest at December 31, 2010	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation

Redeemable noncontrolling interest at December 31, 2011	$1,212